Environmental Rehabilitation Obligation	12 Months Ended
Mar. 31, 2023
Environmental Rehabilitation Obligation [Abstract]
ENVIRONMENTAL REHABILITATION OBLIGATION
15.	ENVIRONMENTAL REHABILITATION OBLIGATION

The following table presents the reconciliation of the beginning and ending obligations associated with the retirement of the properties:

Balance, April 1, 2021	$7,863
Reclamation expenditures	(467)
Unwinding of discount of environmental rehabilitation	269
Revision of provision	812
Foreign exchange impact	262
Balance, March 31, 2022	$8,739
Reclamation expenditures	(740)
Unwinding of discount of environmental rehabilitation	239
Revision of provision	(248)
Foreign exchange impact	(672)
Balance, March 31, 2023	$7,318

As at March 31, 2023, the total undiscounted amount of estimated cash flows required to settle the Company’s environmental rehabilitation provision was $10.2 million (March 31, 2022 - $12.3 million) over the next twenty years, which has been discounted using an average discount rate of 2.83% (March 31, 2022 – 3.01%).

During the year ended March 31, 2023, the Company incurred actual reclamation expenditures of $0.7 million (year ended March 31, 2022 - $0.5 million), paid reclamation deposit of $0.3 million (year ended March 31, 2022 - $0.5 million) and received $1.2 million reclamation deposit refund (year ended March 31, 2022 - nil).

Estimated future reclamation costs are based on the extent of work required and the associated costs are dependent on the requirements of relevant authorities and the Company’s environmental policies. In view of uncertainties concerning environmental rehabilitation obligations, the ultimate costs could be materially different from the amounts estimated.